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                           LIR LIQUID ASSETS FUND
              SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2001



                                                             September 13, 2001

Dear Investor,

         The purpose of this supplement is to revise certain disclosure contained in the fund's prospectus:

         The last paragraph on page 7 is revised to read as follows: "The fund typically calculates its net asset value per share twice each business day at noon, Eastern time, and at 4:00 p.m., Eastern time."

                                                                  Item # ZS-113


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                           LIR CASH RESERVES FUND
              SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2001



                                                             September 13, 2001

Dear Investor,

         The purpose of this supplement is to revise certain disclosure contained in the fund's prospectus:

         The last paragraph on page 7 is revised to read as follows: "The fund typically calculates its net asset value per share twice each business day at noon, Eastern time, and at 4:00 p.m., Eastern time."

                                                              Item # ZS-114


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                           LIR CASH RESERVES FUND
                           LIR LIQUID ASSETS FUND
  SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2001



                                                             September 13, 2001

Dear Investor,

         The purpose of this supplement is to revise certain disclosure contained in the funds' Statement of Additional Information:

         The second sentence of the last paragraph on page 19 is revised to read as follows: "Each fund's net asset value per share is typically determined by its custodian, State Street Bank and Trust Company, twice each business day at noon, Eastern time and 4:00 p.m., Eastern time."

                                                              Item # ZS-115